Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 32,517,979,372	$ 22,246,858,046
Liabilities	26,454,235,292	17,854,034,339
Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	3,144,966,258	1,515,293,113
Liabilities	9,005,522	107,760,501
Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,127,956,761	103,191,876
Liabilities	7,672,255	26,651,539
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	87,591,296	15,626,642	$ 18,683,272
Liabilities	0	0
Deposits
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	18,634,330,825	12,429,468,649
Deposits | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	18,635,672,511	12,430,948,423
Deposits | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	3,111,703,299	0
Deposits | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	15,523,969,212	12,430,948,423
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	389,701,262	50,839,676
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	389,701,262	50,839,676
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	389,701,262	0
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	50,839,676
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	441,780,166	300,794,066
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	440,770,191	299,955,874
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	11,181	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	440,759,010	299,955,874
Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	1,009,506,228	201,900,664
Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,006,040,757	198,526,846
Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,004,186,145	164,879,524
Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,854,612	33,647,322
Subordinated Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	266,114,122	447,750,094
Subordinated Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	263,546,251	437,890,437
Subordinated Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	263,546,251	437,890,437
Other Financial Liabilities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	3,562,811,596	2,772,848,068
Other Financial Liabilities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	3,543,405,982	2,771,813,716
Other Financial Liabilities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	293,015,504	0
Other Financial Liabilities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	3,250,390,478	2,771,813,716
Cash and Due from Banks
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	6,744,840,168	4,346,311,187
Cash and Due from Banks | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,744,840,168	4,346,311,187
Cash and Due from Banks | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,744,840,168	4,346,311,187
Cash and Due from Banks | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Cash and Due from Banks | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets		2,548,194,271
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value		2,548,194,271
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value		2,548,194,271
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value		0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value		0
Loans and Other Financing
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	14,363,246,752	6,708,657,840
Loans and Other Financing | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	14,438,918,642	6,717,719,873
Loans and Other Financing | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	14,438,918,642	6,717,719,873
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,402,948,386	280,485,439
Other Financial Assets | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	314,343,062	107,312,374
Other Financial Assets | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	43,423	46,908
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	19,045,139	0
Other Financial Assets | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,421,155,861	297,387,677
Other Financial Assets | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,371,997,694	221,389,593
Other Financial Assets | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other Financial Assets | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	49,158,167	75,998,084
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,180,297,530	4,148,410,233
Other Debt Securities | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,392,979,157	23,173,542
Other Debt Securities | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	905,077,075	23,271,780
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,351,628	0
Other Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,014,450,028	4,149,343,309
Other Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	683,870,212	3,506,891,991
Other Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	57,801,762
Other Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,330,579,816	584,649,556
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,337,483,673	861,261,425
Financial Assets Pledged as Collateral | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	31,805,950	78,513,193
Financial Assets Pledged as Collateral | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	115,126,452	0
Financial Assets Pledged as Collateral | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,290,610,111	861,386,841
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,290,610,111	861,386,841
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 0	$ 0